RELATED PARTY INFORMATION (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Summary of Related Party Transactions
These transactions with Stellantis are reflected in the Company’s condensed consolidated financial statements as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
	(in millions)		(in millions)
Net sales	$—	$—	$—	$—
Cost of goods sold	$6	$10	$11	$18
Selling, general and administrative expenses	$12	$15	$25	$28

	June 30, 2022	December 31, 2021
	(in millions)
Trade receivables	$—	$—
Trade payables	$16	$20
The transactions with Iveco Group post-Demerger are reflected in the Condensed Combined Financial Statements as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
	(in millions)		(in millions)
Net sales	$21	$5	$21	$10
Cost of goods sold	$243	$258	$503	$489

	June 30, 2022	December 31, 2021
	(in millions)
Trade receivables	$27	$87
Receivables from Iveco Group N.V.	$281	$—
Trade payables	$194	$181
Payables to Iveco Group N.V.	$73	$502
These transactions primarily affected revenues, finance and interest income, cost of goods sold, trade receivables and payables and are presented as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
	(in millions)		(in millions)
Net sales	$96	$99	$222	$212
Cost of goods sold	$123	$124	$244	$231

	June 30, 2022	December 31, 2021
	(in millions)
Trade receivables	$—	$—
Trade payables	$73	$101